Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of reconciliation of cash, cash equivalents, and restricted cash
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported on the consolidated balance sheets as of
December 31, 2020 and 2019, and which, in aggregate, represent the amount reported on the consolidated statements of cash flows (in thousands):

	December 31,
	2020	2019
Cash and cash equivalents	$51,850	$8,424
Restricted cash	400	1,728

Total cash, cash equivalents, and restricted cash	$52,250	$10,152

Schedule of Financial Assets Measured at Fair Value on a Recurring Basis	The Company’s assets and liabilities that were measured at fair value on a recurring basis were as follows (in thousands):

	December 31, 2020
Description:	Total	Level 1	Level 2	Level 3
Cash equivalents:
U.S. Treasury securities	$43,116	$43,116	$—	$—

Total cash equivalents	$43,116	$43,116	$—	$—

	December 31, 2019
Description:	Total	Level 1	Level 2	Level 3
Cash equivalents:
U.S. Treasury securities	$2,963	$2,963	$—	$—

Total cash equivalents	$2,963	$2,963	$—	$—

Summary of Property and Equipment, Net
Property and equipment are stated at cost, less accumulated depreciation and are depreciated on a straight- line basis over their estimated useful lives as follows:

Machinery and equipment	2- 7 years
Furniture and fixtures	3 years
Capitalized software and development costs	3 years
Leasehold improvements	Shorter of remaining lease term or 10 years